Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Line Items]
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	TME
Entity Registrant Name	Tencent Music Entertainment Group
Entity Central Index Key	0001744676
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	3,265,986,486
A Ordinary Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	609,770,009
B Ordinary Shares
Document And Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	2,656,216,477